Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017
Consolidated Statements Of Operations
Revenues
Operating Expenses	25,000	29,760	50,000	88,529
Income (loss) from operations	(25,000)	(29,760)	(50,000)	(88,529)
Other income (expense)
Derivative expense	(18,489)		63,960	101,849
Gain (loss) on derivative liabilities	(20,045)	505,004	37,439	(112,149)
Gain (loss) on retirement of debt				22,000
Interest income (expense), net	(6,772)	(20,100)	(12,764)	(40,201)
Total Other Income (Expense)	(45,306)	484,904	(114,163)	(7,901)
Income (loss) before income taxes	(70,306)	455,144	(164,163)	(96,430)
Provision for income taxes (benefit)
Net income (loss) before discontinued operations	(70,306)	455,144	(164,163)	(96,430)
Net income (loss) from discontinued operations
Net Income (Loss)	$ (70,306)	$ 455,144	$ (164,163)	$ (96,430)
Basic and diluted earnings (loss) per common share	$ (0.00)	$ 0	$ (0.00)	$ (0.00)
Weighted-average number of common shares outstanding: Basic and diluted	4,196,442,926	3,511,508,672	4,091,037,132	3,382,312,619
Comprehensive loss:
Net income (loss)	$ (70,306)	$ 455,144	$ (164,163)	$ (96,430)
Unrealized gain (loss)			(3,660)
Comprehensive income (loss)	$ (70,306)	$ 455,144	$ (167,823)	$ (96,430)